Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Cash Equivalents, at Carrying Value, Total	$ 0		$ 0		$ 0	$ 0
Asset Impairment Charges, Total	$ 0	$ 0	$ 0	$ 0